Federated Hermes International Bond Strategy Portfolio
(formerly, Federated International Bond Strategy Portfolio)
Portfolio of Investments
August 31, 2020 (unaudited)
Foreign Currency Par Amount, Principal Amount or Shares		Value in U.S. Dollars
	BONDS—22.7%
	AUSTRALIAN DOLLAR—0.7%
	Sovereign—0.7%
120,000	Australia, Government of, Series 128, 5.750%, 7/15/2022	$97,556$
100,000	Australia, Government of, Series 137, 2.750%, 4/21/2024	80,266
75,000	Australia, Government of, Sr. Unsecd. Note, Series 148, 2.750%, 11/21/2027	63,116
	TOTAL	240,938
	BRITISH POUND—2.7%
	Sovereign—2.7%
100,000	United Kingdom, Government of, 2.750%, 9/7/2024	148,758
95,000	United Kingdom, Government of, 3.250%, 1/22/2044	190,652
190,000	United Kingdom, Government of, Unsecd. Note, 1.500%, 7/22/2047	291,116
180,000	United Kingdom, Government of, Unsecd. Note, 4.250%, 6/7/2032	345,547
	TOTAL	976,073
	CANADIAN DOLLAR—0.8%
	Sovereign—0.8%
145,000	Canada, Government of, 1.500%, 6/1/2023	114,882
155,000	Canada, Government of, Series WL43, 5.750%, 6/1/2029	171,249
	TOTAL	286,131
	EURO—14.0%
	Consumer Products—0.8%
190,000	Philip Morris International, Inc., Sr. Unsecd. Note, 2.875%, 5/14/2029	270,006
	Sovereign—13.2%
110,000	Belgium, Government of, Series 68, 2.250%, 6/22/2023	141,877
230,000	Belgium, Government of, Series 74, 0.800%, 6/22/2025	292,176
495,000	France, Government of, 0.500%, 5/25/2025	619,332
220,000	France, Government of, 2.750%, 10/25/2027	321,744
300,000	France, Government of, 4.250%, 10/25/2023	413,013
220,000	France, Government of, O.A.T., 5.500%, 4/25/2029	394,504
210,000	Germany, Government of, Bond, Series 03, 4.750%, 7/4/2034	429,383
55,000	Germany, Government of, Unsecd. Note, 1.000%, 8/15/2024	70,045
150,000	Italy, Government of, Sr. Unsecd. Note, 0.650%, 10/15/2023	181,927
185,000	Italy, Government of, Sr. Unsecd. Note, 4.750%, 9/1/2028	286,056
340,000	Italy, Government of, Unsecd. Note, 1.600%, 6/1/2026	427,923
45,000	Italy, Government of, Unsecd. Note, 3.250%, 9/1/2046	67,594
240,000	Netherlands, Government of, Unsecd. Note, 0.250%, 7/15/2025	298,052
100,000	Netherlands, Government of, Unsecd. Note, 2.500%, 1/15/2033	159,734
335,000	Spain, Government of, Sr. Unsecd. Note, 1.950%, 7/30/2030	461,532
25,000	Spain, Government of, Sr. Unsecd. Note, 2.750%, 10/31/2024	33,592
90,000	Spain, Government of, Unsecd. Note, 1.600%, 4/30/2025	116,424
	TOTAL	4,714,908

Foreign Currency Par Amount, Principal Amount or Shares		Value in U.S. Dollars
	BONDS—continued
	JAPANESE YEN—3.7%
	Sovereign—3.7%
36,000,000	Japan, Government of, Sr. Unsecd. Note, Series 122, 1.800%, 9/20/2030	$398,741
55,000,000	Japan, Government of, Sr. Unsecd. Note, Series 153, 1.300%, 6/20/2035	595,282
28,000,000	Japan, Government of, Sr. Unsecd. Note, Series 44, 1.700%, 9/20/2044	335,400
	TOTAL	1,329,423
	MEXICAN PESO—0.5%
	Sovereign—0.5%
3,700,000	Mexico, Government of, Sr. Unsecd. Note, Series M, 5.750%, 3/5/2026	173,003
	POLISH ZLOTY—0.3%
	Sovereign—0.3%
350,000	Poland, Government of, Unsecd. Note, Series 0726, 2.500%, 7/25/2026	103,111
	TOTAL BONDS (IDENTIFIED COST $7,270,547)	8,093,593
	U.S. TREASURY—8.5%
3,000,000	United States Treasury Note, 0.500%, 3/15/2023 (IDENTIFIED COST $3,025,664 )	3,027,041
	PURCHASED CALL OPTION—0.0%
	Foreign Currency—0.0%
1,700,000	USD CALL/JPY PUT, Bank of New York Mellon, Notional Amount $1,700,000, Exercise Price $108.250, Expiration Date 10/5/2020 (IDENTIFIED COST $4,607)	2,610
	REPURCHASE AGREEMENTS—3.6%
1,267,000	Interest in $132,000,000 joint repurchase agreement, 0.09% dated 8/31/2020 under which BNP Paribas will repurchase the securities provided as collateral for $132,000,330 on 9/1/2020. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury with various maturities to 11/12/2020 and the market value of those underlying securities was $134,629,069.	1,267,000
	INVESTMENT COMPANY—64.8%
2,285,350	Emerging Markets Core Fund (IDENTIFIED COST $23,002,057)	23,104,893
	TOTAL INVESTMENT IN SECURITIES—99.6% (IDENTIFIED COST $34,569,875)	35,495,137
	OTHER ASSETS AND LIABILITIES - NET—0.4%[1]	131,820
	TOTAL NET ASSETS—100%	$35,626,957
At August 31, 2020, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures
[2]Euro Bund Futures	3	EUR 628,511	September 2020	$ 4,422
2JPN 10Y BOND	2	JPY 2,862,484	September 2020	$(5,839)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(1,417)
The average notional value of long futures contracts held by the Fund throughout the period was $2,962,748. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
The average market value of purchased options and written options held by the Fund throughout the period was $4,467 and $27,955, respectively. This is based on amounts held as of each month-end throughout the Nine-month fiscal period.

At August 31, 2020, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
11/5/2020	Bank of America	500,000 EUR	786,341 CAD	$(5,418)
11/5/2020	Barclays	180,000 GBP	$237,649	$3,053
11/5/2020	Barclays	129,000,000 RUB	$1,750,577	$(21,135)
11/5/2020	Barclays	$1,600,000	1,471,120 CHF	$(30,574)
11/5/2020	Barclays	$850,000	3,169,480 PLN	$(10,906)
11/5/2020	BNY Mellon	850,000 EUR	913,443 CHF	$3,365
11/5/2020	BNY Mellon	700,000 EUR	86,361,240 JPY	$20,482
11/5/2020	Citibank	2,900,000 EUR	361,709,634 JPY	$47,743
11/5/2020	Citibank	700,000 EUR	7,545,336 NOK	$(27,479)
11/5/2020	HSBC	$250,000	928,793 PLN	$(2,282)
11/5/2020	JPMorgan	2,720,000 AUD	$1,977,778	$28,740
11/5/2020	JPMorgan	650,000 EUR	1,069,774 AUD	$(12,362)
11/5/2020	JPMorgan	2,450,000 EUR	$2,882,052	$45,888
11/5/2020	JPMorgan	800,000 GBP	$1,031,216	$38,574
11/5/2020	State Street	1,600,000 EUR	2,520,639 CAD	$(20,671)
11/5/2020	State Street	700,000 EUR	86,463,643 JPY	$19,514
11/5/2020	State Street	1,300,000 GBP	2,242,087 CAD	$19,204
11/5/2020	State Street	$850,000	3,202,528 PLN	$(19,883)
Contracts Sold:
11/5/2020	Barclays	129,000,000 RUB	$1,712,464	$(16,977)
11/5/2020	BNY Mellon	425,000 EUR	457,402 CHF	$(928)
11/5/2020	Citibank	600,000 EUR	950,110 CAD	$11,486
11/5/2020	Citibank	1,400,000 EUR	173,339,488 JPY	$(35,134)
11/5/2020	Citibank	650,000 GBP	1,126,989 CAD	$(5,043)
11/5/2020	Goldman Sachs	1,500,000 EUR	2,376,216 CAD	$29,437
11/5/2020	JPMorgan	2,400,000 AUD	$1,727,025	$(43,432)
11/5/2020	JPMorgan	650,000 EUR	1,066,232 AUD	$9,749
11/5/2020	JPMorgan	850,000 EUR	1,325,577 CAD	$620
11/5/2020	JPMorgan	$1,000,000	907,448 CHF	$5,806
11/5/2020	Morgan Stanley	$4,385,000	460,583,869 JPY	$(32,705)
11/5/2020	Morgan Stanley	$250,000	937,581 PLN	$4,669
11/5/2020	State Street	2,900,000 EUR	359,946,057 JPY	$(64,408)
11/5/2020	State Street	700,000 EUR	7,401,342 NOK	$10,990
11/5/2020	State Street	650,000 GBP	1,125,347 CAD	$(6,302)
11/5/2020	State Street	$250,000	26,338,920 JPY	$(1,110)
11/5/2020	State Street	$350,000	7,818,212 MXN	$4,361
11/5/2020	State Street	$1,700,000	6,332,073 PLN	$19,942
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(33,126)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $198,647 and $226,330 respectively. This is based on the contracts held as of each month-end throughout the Nine-month fiscal period.
Net Unrealized Depreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended August 31, 2020, were as follows:
Emerging Markets Core Fund
Value as of 11/30/2019	$14,858,881
Purchases at Cost	14,651,021
Proceeds from Sales	(7,000,000)
Change in Unrealized Appreciation/Depreciation	$392,153
Net Realized Gain/(Loss)	$202,838
Value as of 8/31/2020	$23,104,893
Shares Held as of 8/31/2020	2,285,350
Dividend Income	$653,002
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund invests in a portfolio of Federated Core Trust (“Core Trust”), which is managed by the Federated Investment Management Company (the “Adviser”). Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of Emerging Markets Core Fund (EMCOR), a portfolio of Core Trust, is to achieve a total return on its assets. EMCOR's secondary objective is to achieve a high level of income. Distributions of net investment income from EMCOR are declared daily and paid monthly. Capital gain distributions, if any, from EMCOR are declared and paid annually, and are recorded by the Fund as capital gains. Federated Hermes, Inc. (“Federated”) receives no advisory or administrative fees from EMCOR. Copies of the EMCOR financial statements are available on the EDGAR Database on the SEC's website or upon request from the Fund.
1
Assets, other than investments in securities, less liabilities.
2
Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.

Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2020, in valuing the Fund's assets carried at fair value.
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Bonds	$—	$8,093,593	$—	$8,093,593
Purchased Call Option	—	2,610	—	2,610
Repurchase Agreement	—	1,267,000	—	1,267,000
Investment Company	23,104,893	—	—	23,104,893
U.S. Treasury	—	3,027,041	—	3,027,041
TOTAL SECURITIES	$23,104,893	$12,390,244	$—	$35,495,137
Other Financial Instruments:
Assets
Futures Contracts	$4,422	$—	$—	$4,422
Foreign Exchange Contracts		323,623		323,623
Liabilities
Futures Contracts	(5,839)	—	—	(5,839)
Foreign Exchange Contracts	—	(356,749)	—	(356,749)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(1,417)	$(33,126)	$—	$(34,543)
The following acronyms are used throughout this portfolio:
AUD	—Australian Dollar
CAD	—Canadian Dollar
CHF	—Swiss Franc
EUR	—Euro
GBP	—Great British Pound
JPY	—Japanese Yen
MXN	—Mexican Peso
NOK	—Norwegian Krone
PLN	—Polish Zloty
RUB	—Russian Ruble
USD	—United States Dollar